Stock-Based Compensation Employee Stock Purchase Plan (Details) (Employee Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Stock [Member]
[Line Items]
Shares of stock sold to employees	98,653	[1]	51,210	[1]	61,407	[1]
Weighted average fair value per ESPP award	$ 6.22	[2]	$ 9.27	[2]	$ 8.54	[2]

[1]	Stock sold to employees during each fiscal quarter under the ESPP is associated with the offering period ending on the last day of the previous fiscal quarter.
[2]	Relating to awards associated with the offering period during the years ended December 31.